Financial Liabilitiy at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2018
Financial liabilities at fair value through profit or loss [Abstract]
Disclosure of financial liabilities at fair value through profit or loss

20. FINANCIAL LIABILITIES AT FVTPL

(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Financial liabilities at fair value through profit or loss mandatorily measured at fair value	—	2,117,919
Financial liabilities held for trading	3,176,113	—
Financial liabilities at fair value through profit or loss designated as upon initial recognition	—	164,767
Financial liabilities designated as at FVTPL	251,796	—

Total	3,427,909	2,282,686

(2)	Financial liabilities at fair value through profit or loss mandatorily measured at fair value (Financial liabilities held for trading) are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Deposits
Gold banking liabilities	25,964	27,058
Derivative liabilities	3,150,149	2,090,861

Total	3,176,113	2,117,919

(3)	Financial liabilities at fair value through profit or loss designated as upon initial recognition (Financial liabilities designated as at FVTPL) are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Equity-linked securities index
Equity-linked securities index in short position	160,057	164,767
Debentures
Debentures in local currency	91,739	—

Total	251,796	164,767

Financial liabilities at fair value through profit or loss designated as upon initial recognition are designated in order to eliminate or significantly reduce accounting mismatch arising from recognition or measurement.

(4)	Accumulated changes in credit risk adjustments to financial liabilities at fair value through profit or loss designated as upon initial recognition does not have.

The adjustment to reflect Group’s credit risk is considered in measuring the fair value of equity-linked securities index and debentures. The Group’s credit risk is determined by adjusting credit spread observed in credit rating of Group.

(5)

The difference between carrying amount and maturity amount of financial liabilities at fair value through profit or loss designated as upon initial recognition (Financial liabilities designated as at FVTPL) are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Carrying amount	251,796	164,767
Nominal amount at maturity	255,408	217,280

Difference	(3,612)	(52,513)

(6)	Changes in equity in relation to financial liabilities at fair value through profit or loss designated as upon initial recognition

The cumulative gain or loss realized as a result of the derecognition of financial liabilities designated as at FVTPL that is presented in other comprehensive income and transferred within equity is 4 million (after income tax expense) Won for the year ended December 31, 2018.